Scharf Global Opportunity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 93.44%	Value
	Aerospace and Defense - 3.43%
2,653	Lockheed Martin Corp.	$942,903
	Automobiles - 3.39%
99,030	Porsche Automobil Holding SE - ADR	929,892
	Beverages - 1.62%
3,958	Heineken N.V. (b)	445,480
	Building Products - 2.31%
9,026	Masco Corp.	633,806
	Chemicals - 2.05%
15,120	Valvoline, Inc.	563,825
	Commercial Services & Supplies - 3.78%
26,485	Herman Miller, Inc.	1,037,947
	Diversified Financial Services - 3.89%
3,577	Berkshire Hathaway, Inc. - Class B (a)	1,069,523
	Health Care Providers & Services - 13.75%
13,178	Centene Corp. (a)	1,085,867
15,934	CVS Health Corp.	1,643,751
4,200	McKesson Corp.	1,043,994
		3,773,612
	Hotels, Restaurants & Leisure - 2.03%
89,655	Domino's Pizza Group plc (b)	556,764
	Household Durables - 3.73%
8,094	Sony Corp. - ADR (a)	1,023,081
	Insurance - 7.20%
84,890	AIA Group, Ltd. (b)	855,699
908	Markel Corp. (a)	1,120,472
		1,976,171
	Interactive Media & Services - 6.39%
7,243	Baidu, Inc. - ADR (a)	1,077,686
11,560	Tencent Holdings, Ltd. (b)	677,214
		1,754,900
	IT Services - 4.58%
6,204	Cognizant Technology Solutions Corp. - Class A	550,419
6,800	Fiserv, Inc. (a)	705,772
		1,256,191
	Media - 10.48%
15,637	Comcast Corp. - Class A	787,010
142,214	Grupo Televisa S.A.B. - ADR	1,332,545
4,703	Liberty Broadband Corp. - Class C (a)	757,654
		2,877,209
	Metals & Mining - 3.38%
48,780	Barrick Gold Corp. (b)	926,820
	Personal Products - 2.75%
14,025	Unilever plc - ADR	754,405
	Pharmaceuticals - 7.82%
9,488	AstraZeneca plc - ADR	552,676
2,849	Johnson & Johnson	487,378
12,655	Novartis AG - ADR	1,106,933
		2,146,987
	Road & Rail - 2.00%
7,630	Canadian Pacific Railway, Ltd. - ADR	548,902
	Software - 4.83%
1,637	Microsoft Corp.	550,556
8,894	Oracle Corp.	775,645
		1,326,201
	Specialty Retail - 4.03%
4,609	Advance Auto Parts, Inc.	1,105,607
	TOTAL COMMON STOCKS (Cost $20,290,958)	25,650,226

	PREFERRED STOCKS - 6.32%
	Auto Components - 0.08%
8,033	Nexen Corp., 2.70% (b)	22,536
	Capital Markets - 0.36%
1,800	Korea Investment Holdings Co., Ltd., 4.71% (b)	98,423
	Personal Products - 0.12%
65	LG Household & Health Care, Ltd., 1.79% (b)	33,682
	Technology Hardware, Storage & Peripherals - 5.76%
26,375	Samsung Electronics Co., Ltd., 1.52% (b)	1,579,727
	TOTAL PREFERRED STOCKS (Cost $624,385)	1,734,368

	MONEY MARKET FUND - 0.79%
217,115	First American Treasury Obligations Fund, Class Z, 0.01% (c)	217,115
	TOTAL MONEY MARKET FUND (Cost $217,115)	217,115

	Total Investments in Securities (Cost $21,132,458) - 100.55%	27,601,709
	Liabilities in Excess of Other Assets - (0.55)%	(151,229)
	TOTAL NET ASSETS - 100.00%	$27,450,480

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	54.3%
United Kingdom	6.8%
China	6.4%
Republic of Korea	6.3%
Canada	5.4%
Mexico	4.9%
Switzerland	4.0%
Japan	3.8%
Germany	3.4%
Hong Kong	3.1%
Netherlands	1.6%
100%

Scharf Global Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Scharf Global Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$4,632,108	$-	$-	$4,632,108
Consumer Discretionary	3,615,344	-	-	3,615,344
Consumer Staples	1,199,885	-	-	1,199,885
Financials	3,045,694	-	-	3,045,694
Health Care	5,920,600	-	-	5,920,600
Industrials	3,163,558	-	-	3,163,558
Information Technology	2,582,392	-	-	2,582,392
Materials	1,490,645	-	-	1,490,645
Total Common Stocks	25,650,226	-	-	25,650,226
Preferred Stocks
Consumer Discretionary	22,536	-	-	22,536
Consumer Staples	33,682	-	-	33,682
Financials	98,423	-	-	98,423
Information Technology	1,579,727	-	-	1,579,727
Total Preferred Stocks	1,734,368	-	-	1,734,368
Money Market Fund	217,115	-	-	217,115
Total Investments in Securities	$27,601,709	$-	$-	$27,601,709

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.